Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Banking and Thrift [Abstract]
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥33,351,324	¥23,559,245
Due after one year through two years	4,987,763	1,145,596
Due after two years through three years	2,688,960	351,794
Due after three years through four years	539,629	146,985
Due after four years through five years	574,244	22,104
Due after five years	836,549	29,634

Total	¥42,978,469	¥25,255,358